Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 25,385	$ 21,733	$ 37,438	$ 43,182
Equity, Attributable to Parent	$ 4,331,778	$ 6,143,327	$ 4,331,778	$ 6,143,327	$ 2,095,247	$ 3,850,083	$ 7,915,053	$ 9,410,937